Pensions and Other Post-employment Benefit Obligations	12 Months Ended
Dec. 31, 2018
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Pensions and Other Post-employment Benefit Obligations

NOTE 24—PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS

The Group operates a number of pensions, other post-employment benefits and other long-term employee benefit plans. Some of these plans are defined contribution plans and some are defined benefit plans, with assets held in separate trustee-administered funds. Benefits paid through pension trusts are sufficiently funded to ensure the payment of benefits to retirees when they become due.

Actuarial valuations are reflected in the Consolidated Financial Statements as described in NOTE 2.6—Principles governing the preparation of the Consolidated Financial Statements.

24.1 Description of the plans

Pension plans

Constellium’s pension obligations are in the US, Switzerland, Germany and France. Pension benefits are generally based on the employee’s service and highest average eligible compensation before retirement and are periodically adjusted for cost of living increases, either by company practice, collective agreement or statutory requirement. US, Swiss and France benefit plans are funded through long-term employee benefit funds.

Other post-employment benefits (OPEB)

The Group provides health care and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents, mainly in the US. Eligibility for coverage depends on certain age and service criteria. These benefit plans are unfunded.

Other long-term employee benefits

Other long term employee benefits mainly include jubilees in France, Germany and Switzerland and other long-term disability benefits in the US. These benefit plans are unfunded.

24.2 Description of risks

Our estimates of liabilities and expenses for pensions and other post-employment benefits incorporate a number of assumptions, including discount rate, longevity estimate and inflation rate. The defined benefit obligations expose the Group to a number of risks, including longevity, inflation, interest rate, medical cost inflation, investment performance, and change in law governing the employee benefit obligations. These risks are mitigated when possible by applying an investment strategy for the funded schemes which aims to minimize the long-term costs. This is achieved by investing in a diversified selection of asset classes, which aims to reduce the volatility of returns and also achieves a level of matching with the underlying liabilities.

Investment performance risk

Our pension plan assets consist primarily of funds invested in listed stocks and bonds.

The present value of funded defined benefit obligations is calculated using a discount rate determined by reference to high quality corporate bond yields. If the return on plan asset is below this rate, it will increase the plan deficit.

Interest rate risk

A decrease in the discount rate will increase the defined benefit obligation. At December 31, 2018, impacts of the change on the defined benefit obligation of a 0.50% increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	0.50% increase in discount rates	0.50% decrease in discount rates
France	(9)	10
Germany	(8)	9
Switzerland	(19)	22
United States	(26)	28

Total sensitivity on Defined Benefit Obligations	(62)	69

Longevity risk

The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of plan participants. An increase in the life expectancy of the plan participants will increase the plan’s liability.

24.3 Actuarial assumptions

Pension and other post-employment benefit obligations were updated based on the discount rates applicable at December 31, 2018. The principal actuarial assumptions used at December 31, 2018 and 2017 were as follows:

	At December 31, 2018			At December 31, 2017
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.80%	1.50%	—	0.65%
US	—	—	—	—	—	—
Hourly pension	2.20%	—	4.40%-4.45%	2.20%	—	3.70%-3.75%
Salaried pension	3.80%	—	4.45%	3.80%	—	3.80%
OPEB(A)	3.80%	—	4.40%-4.55%	3.80%	—	3.70%-3.85%
Other benefits	3.80%	—	4.25%-4.40%	3.80%	—	3.60%-3.70%
France	1.50%-2.50%	2.00%	—	1.50%-1.75%	2.00%	—
Retirements	—	—	1.65%	—	—	1.50%
Other benefits	—	—	1.35%	—	—	1.20%
Germany	2.75%	1.70%	1.70%	2.75%	1.70%	1.60%

(A)	The other main financial assumptions used for the OPEB (healthcare plans, which are predominantly in the US) were:

•

Medical trend rate: pre 65: 6.70% starting in 2019 decreasing gradually to 4.50% until 2026 and stable onwards and post 65: 5.80% starting in 2019 decreasing gradually to 4.50% until 2026 and stable onwards, and

•	Claims costs are based on individual company experience.

For both pension and healthcare plans, the post-employment mortality assumptions allow for future improvements in life expectancy.

24.4 Amounts recognized in the Consolidated Statement of Financial Position

(in millions of Euros)	At December 31, 2018			At December 31, 2017
	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	674	—	674	691	—	691
Fair value of plan assets	(380)	—	(380)	(387)	—	(387)

Deficit of funded plans	294	—	294	304	—	304
Present value of unfunded obligation	115	201	316	110	250	360

Net liability arising from defined benefit obligation	409	201	610	414	250	664

24.5 Movement in net defined benefit obligations

	At December 31, 2018
(in millions of Euros)	Defined benefit obligations			Plan Assets	Net defined benefit liability
	Pension benefits	Other benefits	Total
At January 1, 2018	801	250	1,051	(387)	664

Included in the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	16	8	24	(9)	15
Past service cost	—	(36)	(36)	—	(36)
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	2	2

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	26	26
—changes in financial assumptions	(30)	(15)	(45)	—	(45)
—changes in demographic assumptions	(5)	(1)	(6)	—	(6)
—experience losses	(1)	(2)	(3)	—	(3)
Effects of changes in foreign exchange rates	22	9	31	(16)	15

Included in the Consolidated Statement of Cash Flows					—
Benefits paid	(35)	(19)	(54)	31	(23)
Contributions by the Group	—	—	—	(23)	(23)
Contributions by the plan participants	3	1	4	(4)	—

At December 31, 2018	789	201	990	(380)	610

	At December 31, 2017
(in millions of Euros)	Defined benefit obligations			Plan Assets	Net defined benefit liability
	Pension benefits	Other benefits	Total
At January 1, 2017	853	273	1,126	(391)	735

Included the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	18	9	27	(10)	17
Past service cost	(16)	(4)	(20)	—	(20)
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	3	3

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(36)	(36)
—changes in financial assumptions	23	14	37	—	37
—changes in demographic assumptions	—	(1)	(1)	—	(1)
—experience losses	—	—	—	—	—
Effects of changes in foreign exchange rates	(61)	(29)	(90)	42	(48)

Included in the Consolidated Statement of Cash Flows
Benefits paid	(38)	(18)	(56)	33	(23)
Contributions by the Group	—	—	—	(24)	(24)
Contributions by the plan participants	4	—	4	(4)	—

At December 31, 2017	801	250	1,051	(387)	664

24.6 OPEB amendments

In the third quarter of 2018, the Group announced a plan to transfer certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan (“the Plan”) from a company sponsored program to a third-party health network that provides similar benefits at a lower cost. This change in benefits was accounted for as a plan amendment and resulted in both a reduction of the defined benefit obligation and the recognition of a €36 million gain from negative past service cost.

The United Steelworkers Local Union 5668 is contesting the changes to the Plan and filed a law suit against Constellium Rolled Products Ravenswood, LLC in a federal district court in West Virginia (the “Court”) seeking to enjoin the Plan changes and to compel arbitration. The Court issued an order in December 2018 enjoining the Company from implementing the changes to the Plan pending resolution in arbitration.

The Group believes it has a strong legal position, and that it is probable that it will ultimately prevail and be able to implement the Plan changes.

24.7 Net defined benefit obligations by country

	At December 31, 2018			At December 31, 2017
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	151	(3)	148	148	(3)	145
Germany	136	(1)	135	142	(1)	141
Switzerland	251	(178)	73	251	(177)	74
United States	451	(198)	253	509	(206)	303
Other countries	1	—	1	1	—	1

Total	990	(380)	610	1,051	(387)	664

24.8 Plan asset categories

	At December 31, 2018			At December 31, 2017
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash & cash equivalents	6	—	6	3	—	3
Equities	95	40	135	109	51	160
Bonds	71	110	181	68	106	174
Property	10	33	43	8	29	37
Other	5	10	15	5	8	13

Total fair value of plan assets	187	193	380	193	194	387

24.9 Cash flows

Expected contributions to pension and other benefits amount to €26 million and €19 million respectively for the year ended December 31, 2019.

Benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries over the next years are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2019	53
2020	49
2021	52
2022	54
2023	56
2024 to 2028	290

At December 31, 2018, the weighted-average maturity of the defined benefit obligations was 13.3 years (2017: 14.0 years).